Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and restricted cash
Summary of Cash, cash equivalents and restricted cash

	2022		2021
Cash in banks	US$	77,224	US$	463,666
Cash on hand		425		266
Short-term investments		627,331		270,028
Restricted funds held in trust related to debt service reserves		6,873		7,162
Total cash, cash equivalents and restricted cash	US$	711,853	US$	741,122